Subsequent Events - Additional Information (Detail)				9 Months Ended	12 Months Ended
	Nov. 08, 2017 USD ($) $ / shares shares	Apr. 07, 2017	Jan. 18, 2017 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares				$ 0.01	$ 0.01	$ 0.01
Debt instrument, discount amount | $				$ 14,266,000	$ 14,630,000	$ 15,170,000
Stock split, shares		75
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares sold | shares	0
Proceeds from offering | $	$ 0
Change in number of shares due to offering | shares	0
Subsequent Event | Common Stock | Secondary Public Offering
Subsequent Event [Line Items]
Issuance of common stock | shares	9,500,000
Common stock, par value | $ / shares	$ 0.01
Subsequent Event | Common Stock | Underwriters
Subsequent Event [Line Items]
Issuance of common stock | shares	1,425,000
Period of option to purchase stock	30 days
4.875% Senior Notes, Due June 28, 2019
Subsequent Event [Line Items]
Debt instrument, face amount | $			$ 10,000,000
Debt instrument, interest rate			4.875%	4.875%	4.875%	4.875%
Debt instrument, maturity date			Jun. 28, 2019	Jun. 28, 2019	Jun. 28, 2019	Jun. 28, 2019
Debt instrument, discount of basis points			4.00%
Debt instrument, discount amount | $			$ 9,600,000